Investment Strategy	Dec. 31, 2025
Dodge & Cox Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may invest up to 20% of its total assets in securities of non‑U.S. issuers that are not in the S&P 500 Index, provided that no more than 5% of the Fund’s total assets may be invested in non‑U.S. dollar-denominated securities. The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of securities and futures referencing stock indices to equitize, or create equity market exposure, approximately equal to some or all of its cash and cash equivalents, receivables, and similar non‑equity assets, or to hedge against a general downturn in the equity markets. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
The Fund typically invests in medium‑to‑large well-established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Dodge & Cox Global Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities issued by companies from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages in particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non‑U.S. companies and at least 80% of its net assets in equity securities, including common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk. The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of equity securities and futures referencing stock indices to equitize, or create equity market exposure, approximately equal to some or all of its cash and cash equivalents, receivables, and similar non‑equity assets, or to hedge against a general downturn in the equity markets. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy. Investments in non-U.S. issuers may be made indirectly by investing in another Fund managed by Dodge & Cox.
The Fund typically invests in medium‑to‑large well-established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Dodge & Cox International Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities issued by non‑U.S. companies from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages in particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of non‑U.S. companies, including common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk. The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of equity securities and futures referencing stock indices to equitize, or create equity market exposure, approximately equal to some or all of its cash and cash equivalents, receivables, and similar non‑equity assets, or to hedge against a general downturn in the equity markets. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
The Fund typically invests in medium‑to‑large well-established companies based on standards of the applicable market. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Dodge & Cox Emerging Markets Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. The Fund is not required to allocate its investments in set percentages in particular countries. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. Equity securities may include common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, and securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). Emerging market issuers include those located in emerging market countries and those determined by Dodge & Cox to have significant economic exposure to emerging market countries. For purposes of its 80% investment policy, Dodge & Cox will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier markets countries) to be emerging market countries. In determining whether an issuer is located in or has significant economic exposure to an emerging market country, Dodge & Cox will consider the issuer’s country of organization, the location of its management, the country of its primary listing, its reporting currency, and whether the issuer has significant assets in, or derives significant revenues or profits from, emerging market countries. The Fund may use derivatives, such as futures, options, and swaps either to create exposure to equity securities, including to equitize cash, or to hedge against exposure created by its other investments. The Fund may gain exposure to emerging market issuers by investing in exchange-traded funds (“ETFs”). The Fund may use currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
The Fund may invest in companies of any size, including large‑, medium-, and small-capitalization companies. In selecting investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term profit growth. Dodge & Cox relies on fundamental research to select investments for the Fund’s portfolio, supplemented by financial screening models that help identify companies from within the Fund’s investment universe for further consideration by research analysts. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.

Dodge & Cox Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of equity securities and debt securities. Under normal circumstances no less than 25% and no more than 75% of the Fund’s total assets will be invested in equity securities and no less than 25% of the Fund’s total assets will be invested in fixed income investments. The Fund may invest up to 30% of its total assets in equity or debt securities of non‑U.S. issuers that are not in the S&P 500 Index, including emerging market issuers; provided that no more than 10% of the Fund’s total assets may be invested in non‑U.S. dollar‑denominated securities. Investments in non‑U.S. issuers may be made indirectly by investing in another Fund managed by Dodge & Cox. Asset allocation between equity and debt securities is based on Dodge & Cox’s assessment of the potential risks and returns for each asset class over a three- to five-year horizon. Factors used to estimate the range of potential returns include: future earnings growth, the outlook for the economy, inflation and interest rate trends, and current valuations relative to historical ranges.
Equity securities in which the Fund may invest include common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund’s equity investments are typically in medium‑to‑large well-established companies based on standards of the applicable market. In selecting equity investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.
Fixed income investments in which the Fund may invest include government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, and may include other fixed and floating rate instruments, including certain preferred stocks, and cash equivalents such as short-term debt securities. The proportion of Fund assets invested in various classes of fixed income investments is determined based on Dodge & Cox’s appraisal of the economy, the relative yields of investments in the various market sectors, the investment prospects for issuers, and other factors. In selecting debt securities, Dodge & Cox considers many factors, including yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance issues. A maximum of 10% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds; provided no more than 5% of the Fund’s total assets may be invested in securities rated below B3 or B‑ by Moody’s, S&P, or Fitch. “Investment-grade” means (i) securities rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), or BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities if deemed to be of investment-grade quality by Dodge & Cox.
The Fund may invest in hybrid securities, including preferred stock, which may be classified as equity or debt depending on the specific structure and features of each security.
The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of equity securities and futures referencing stock indices to create broad equity market exposure, or to hedge against a general downturn in the equity markets. The Fund may also invest in interest rate derivatives, such as U.S. Treasury futures, for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities. The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk.

Dodge & Cox Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of bonds and other debt securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in (1) investment-grade debt securities and (2) cash equivalents. “Investment grade” means (i) securities rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), or BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or, (ii) if unrated, deemed to be of similar quality by Dodge & Cox. The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities of non‑U.S. issuers, including emerging market issuers. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
Debt securities in which the Fund invests include obligations issued or guaranteed by the U.S. government, its agencies or government sponsored entities (“GSEs”), mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, and may include other fixed and floating rate instruments including certain preferred securities. The Fund may invest up to 20% of its total assets in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds; provided no more than 5% of the Fund’s total assets may be invested in securities rated below B3 or B‑ by Moody’s, S&P, or Fitch. The Fund may also invest in interest rate derivatives, such as U.S. Treasury futures, for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.
The proportions of Fund assets invested in various classes of debt securities will be revised in light of Dodge & Cox’s appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting securities, Dodge & Cox considers many factors, including yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance issues.

Dodge & Cox Global Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of bonds and other debt instruments of issuers from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non‑U.S. issuers and at least 80% of its net assets in debt instruments, which may, in each case, be represented by derivatives such as forward contracts, futures contracts, or swap agreements. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, inflation-linked securities and other fixed and floating rate instruments, including certain preferred securities. The Fund invests in both U.S. dollar-denominated and non‑U.S. dollar-denominated debt instruments across all sectors. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.
A majority of the Fund is invested in investment-grade debt instruments (instruments rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed to be of investment-grade quality by Dodge & Cox). Up to 35% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds.
The Fund may buy or sell non‑U.S. currencies and may enter into various currency or interest rate-related transactions involving derivative instruments, including forward contracts, futures contracts, and swap agreements. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a “hedging technique”) or to implement its investment strategy. For example, the Fund may invest in derivative instruments that create exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.
In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance issues. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country’s economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country’s monetary and fiscal policies, its debt stock, and its ability to meet its funding needs.
The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio’s risk profile. The proportions of the Fund’s assets held in various debt instruments will be revised in light of Dodge & Cox’s appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency’s appreciation, the investment prospects for issuers, the countries’ domestic and political conditions, and other factors.